INCOME TAXES (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2018
Income Taxes [Abstract]
Statutory tax rate	23.00%	23.00%	23.00%
Beneficiary enterprise from productive activity, tax exemption period	10 years
Beneficiary Enterprise From Productive Activity Maximum Time From Period Of Election For Tax Exemption	12 years
Minimum [Member]
Income Taxes [Abstract]
Beneficiary enterprise from productive activity, tax rate on dividend distributions from tax exempt income	10.00%
Maximum [Member]
Income Taxes [Abstract]
Beneficiary enterprise from productive activity, tax rate on dividend distributions from tax exempt income	25.00%
Israel Tax Authority [Member]
Income Taxes [Abstract]
Statutory tax rate		23.00%	23.00%	23.00%
Re Walk Robotics Inc [Member]
Income Taxes [Abstract]
Statutory tax rate	21.00%	21.00%	21.00%
Carry-forward losses	$ 242.6
Rewalk Robotics Gmbh [Member]
Income Taxes [Abstract]
Statutory tax rate	30.00%	30.00%	30.00%
Alterg Inc [Member]
Income Taxes [Abstract]
Carry-forward losses	$ 31.4
Operating loss carry forwards prior period					$ 16.7
Net operating carry forward losses expiration term	2025 and 2028
Alterg Inc [Member] | Federal [Member]
Income Taxes [Abstract]
Carry-forward losses					$ 14.7
Alterg Inc [Member] | State [Member]
Income Taxes [Abstract]
Carry-forward losses	$ 47.2